Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

Subsequent to March 31, 2024, the Company received an additional $100,000 in cash proceeds under unsecured promissory notes with investors with the same terms as those disclosed in Note 5. The Company issued an additional 100,000 warrants with an exercise price of $11.50 to these investors in connection with the agreements.

Effective May 6, 2024, the Company and Rhône Merchant House, Ltd. entered into a settlement and mutual release agreement pursuant to which the Company agreed to pay $100,000 in cash, with $50,000 paid on or before execution and the remaining $50,000 by July 24, 2024 in the form of an unsecured promissory note. The Company also agreed to issue 150,000 shares of Class A Common Stock subject to a contractual lockup as final consideration under the Consulting Agreement, which was deemed terminated effective May 6, 2024.F-62

On June 17, 2024, the Company entered into an Amendment No. 2 to Common Stock Purchase Agreement (the “2nd Amendment”) with White Lion. Pursuant to the 2nd Amendment, the Company and White Lion agreed to amend the process of a Rapid Purchase, whereby the parties will close on the Rapid Purchase on the trading day the notice of the applicable Rapid Purchase is given. The 2nd Amendment, among other things, also removed the maximum number of shares required to be purchased upon notice of a Rapid Purchase, added a limit of 100,000 shares of Common Stock per individual request, and revised the purchase price of a Rapid Purchase to equal the lowest traded price of Common Stock during the one hour following White Lion’s acceptance of the Rapid Purchase for each request. In addition, White Lion agreed that, on any single business day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for such business day, excluding any trades before or after regular trading hours and any block trades.

In addition, we may, from time to time while a purchase notice is active, issue a Rapid Purchase Notice to White Lion for the purchase of shares (not to exceed 100,000 shares per individual request) at a purchase price equal to the lowest traded price of Common Stock during the one hour following White Lion’s acceptance of the Rapid Purchase for each request, and which the parties will close on the Rapid Purchase on the trading day the notice of the applicable Rapid Purchase is given within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of our Class A Common Stock for the such preceding Business Day, excluding any trades before or after regular trading hours and any block trades.

Effective June 20, 2024, the Company and the Seller entered into a settlement agreement and Release (the “Settlement Agreement”). Under the Settlement Agreement, and in settlement of the working capital provisions of the Amended MIPA, the Seller agreed to waive all rights and claims to the amount of royalties payable under the ORRI as of December 31, 2023, totaling $1,523,138 and agreed to pay certain amounts related to vendor payable claims assumed by the Company at Closing.

No dealer, salesperson, or other person has been authorized to give any information or to make any representation not contained in this prospectus, and, if given or made, such information and representation should not be relied upon as having been authorized by us or the selling shareholder. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered by this prospectus in any jurisdiction or to any person to whom it is unlawful to make such offer or solicitation. Neither the delivery of this prospectus nor any sale made hereunder shall under any circumstances create an implication that there has been no change in the facts set forth in this prospectus or in our affairs since the date hereof.

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

Subsequent to December 31, 2023, the Company received an additional $350,000 in cash proceeds under unsecured promissory notes with investors with the same terms as those disclosed in Note 5. The Company issued an additional 350,000 warrants with an exercise price of $11.50 to these investors in connection with the agreements.

On March 4, 2024, the Compensation Committee of the Board of Directors approved awards of restricted stock units (“RSU’s”) to various employees, non-employee directors and consultants. Non-employee directors received an aggregate of 224,500 RSU’s, with 112,000 RSU’s vesting over 3 years beginning November 15, 2024, and 112,500 RSU’s fully vesting at November 15, 2024. Employees received a total of 285,000 RSU’s, including 50,000 RSU’s each to the Company’s CEO, CFO and General Counsel pursuant to their employment agreements. A total of 35,000 RSU’s of the employee RSU’s vest immediately, with the remainder over 3 years beginning November 15, 2024. The awards also included 60,000 RSU’s pursuant to the agreement with RMH, Ltd., and 30,000 RSU’s to the Company’s former President. These consultant awards vest on November 15, 2024.

On March 7, 2024, the Company entered into an Amendment No. 1 to Common Stock Purchase Agreement (the “Amendment”) with White Lion. Pursuant to the Amendment, the Company and White Lion agreed to a fixed number of Commitment Shares equal to 440,000 shares of common stock to be issued to White Lion in consideration for commitments of White Lion under the Common Stock Purchase Agreement, which the Company agreed to include all of the Commitment Shares on the Initial Registration Statement filed by the Company. The Company has not yet issued the additional 301,878 shares of common stock to White Lion.

In addition, pursuant to the Amendment, the Company may, from time to time while a Purchase Notice is active, issue a Rapid Purchase Notice to White Lion which the parties will close on the Rapid Purchase within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for the preceding Business Day.

Finally, pursuant to the Amendment, the Company’s right to sell shares of common stock to White Lion will now extend until December 31, 2026.

On April 18, 2024, the Company and FIBT entered into a Second Amendment to Term Loan Agreement (the “Amendment”) effective as of March 31, 2024. Pursuant to the Amendment, the Term Loan Agreement was modified to provide that the Company must, on or before December 31, 2024, deposit funds in a Debt Service Reserve Account (as defined in the Loan Agreement) such that the balance of the account equals $5,000,000 and FIBT waived the provision that such amount had to be deposited within 60 days of the closing date of the Loan Agreement. In addition, the Amendment provides that, if at any time prior to December 31, 2024, the Company or any of its affiliates enter into a sale leaseback transaction with respect to any of its equipment, the Company will deposit an amount equal to the greater of (A) $500,000 or (B) 10% of the proceeds of such transaction into the Debt Service Reserve Account on the effective date of such sale and leaseback transaction.

On April 17, 2024, the Company received a notice (the “NYSE Notice”) from the NYSE American LLC (the “NYSE American”) that the Company is not in compliance with NYSE American listing standards as a result of its failure to timely file its Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (the “Form 10-K”) with the SEC.

The NYSE Notice has no immediate effect on the listing of the Company’s Class A Common Stock (NYSE American: HNRA) or the Company’s public warrants (NYSE American: HNRAW) on the NYSE American. The NYSE Notice informed the Company that, under NYSE American rules, the Company has six months from April 16, 2024 to regain compliance with the NYSE American listing standards by filing the Form 10-K with the SEC. If the Company fails to file the Form 10-K within the six-month period, the NYSE American may grant, in its sole discretion, an extension of up to six additional months for the Company to regain compliance, depending on the specific circumstances. The NYSE Notice also notes that the NYSE American may nevertheless commence delisting proceedings at any time if it deems that the circumstances warrant.